Non-Controlling Interests - Additional Information (Details) € in Thousands			1 Months Ended	12 Months Ended					58 Months Ended
	Jun. 18, 2024 EUR (€)	Mar. 30, 2020	Dec. 31, 2018 USD ($)	Dec. 31, 2024 EUR (€) director	Dec. 31, 2024 USD ($) director	Dec. 31, 2023 EUR (€)	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2024 director
Shanghai RAAS Blood Products Co., Ltd.
Disclosure of subsidiaries [line items]
Percentage of sales				20.00%	20.00%
Increase in non-controlling interests in subsidiary from loss of indirect ownership interests through associate	€ 507,803
Percentage of interest in SRAAS remaining				6.58%	6.58%				6.58%
Grifols Diagnostics Solutions, Inc.
Disclosure of subsidiaries [line items]
Interim dividends distributed | $					$ 60,000,000
Shanghai RAAS Blood Products Co., Ltd.
Disclosure of subsidiaries [line items]
Percentage of sales				20.00%	20.00%
Percentage of shareholding		26.20%				6.58%	26.20%
Proportion of ownership interest in associate including interests held for sale						26.58%
Percentage of interest in SRAAS remaining				6.58%	6.58%				6.58%
Grifols Diagnostic Solutions, Inc. | Shanghai RAAS Blood Products Co., Ltd.
Disclosure of subsidiaries [line items]
Percentage of shareholding				45.00%	45.00%	45.00%
Percentage to attribute the result						33.04%
Percentage of values in associate not recognised on consolidation						11.96%	33.21%
Grifols Diagnostic Solutions, Inc. | Shanghai RAAS Blood Products Co., Ltd. | Class A shares
Disclosure of subsidiaries [line items]
Percentage of shareholding				40.00%	40.00%
Grifols Diagnostic Solutions, Inc. | Shanghai RAAS Blood Products Co., Ltd. | Class B Shares
Disclosure of subsidiaries [line items]
Percentage of shareholding				50.00%	50.00%
Scranton Plasma B V
Disclosure of subsidiaries [line items]
Dividends paid and used to compensate loans				€ 39,509
Haema GmbH and BPC Plasma, Inc
Disclosure of subsidiaries [line items]
Percentage of interest acquired			100.00%
Option to repurchase, percentage of shares			100.00%
Period for supply of certain output of plasma			30 years
Consideration on sale of Subsidiary | $			$ 538,000,000
GDS Group
Disclosure of subsidiaries [line items]
Ownership in subsidiary held by noncontrolling interests (as a percent)				45.00%	45.00%	33.20%
Minimum percentage of investment or divestment in relevant assets requires approval based on total asset				30.00%	30.00%				30.00%
Grifols Diagnostic Solutions, Inc.
Disclosure of subsidiaries [line items]
Dividends, non-controlling interests				€ 25,400
Increase in non-controlling interests in subsidiary from loss of indirect ownership interests through associate				€ 507,803
Increase in ownership interest Percentage				11.96%	11.96%
Ownership in subsidiary held by noncontrolling interests (as a percent)				45.00%	45.00%	33.04%	33.21%	45.00%
Proportion of ownership interest in subsidiary				55.00%	55.00%	55.00%			66.79%
Percentage of values in subsidiary not recognised on consolidation						11.96%
Proportion of Voting Rights Held In Subsidiary				60.00%	60.00%
Number of board members in subsidiary that entity has right to name | director				3	3				3
Number of board members in subsidiary | director				5	5				5
Grifols Diagnostic Solutions, Inc. | Class A Shares with Voting Rights
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				60.00%	60.00%
Grifols Diagnostic Solutions, Inc. | Class B Shares without Voting Rights
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				50.00%	50.00%
BPC Plasma, Inc
Disclosure of subsidiaries [line items]
Dividends, non-controlling interests				€ 39,509		€ 266,406
Ownership in subsidiary held by noncontrolling interests (as a percent)				100.00%	100.00%	100.00%